NEW COVENANT FUNDS

                     New Covenant Growth Fund
                     New Covenant Income Fund
                New Covenant Balanced Growth Fund
                New Covenant Balanced Income Fund


      Supplement dated June 30, 1999 to Prospectus dated June 30, 1999


The New Covenant Funds will initially commence operations and accept shareholder investments beginning August 2, 1999.




INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE